Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income (loss)	$ (2,388,294)	$ 131,797
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	57,533	38,162
Financial expense (income)	11,233	(19,701)
Share-based compensation	81,963	74,779
Decrease (increase) in trade receivables, net	2,275,187	(768,249)
Decrease (increase) in other receivables and prepaid expenses	59,812	(20,120)
Decrease (increase) in inventories	(126,009)	83,927
Decrease in trade payables	(696,384)	(303,687)
Decrease in other current liabilities	(601,054)	(159,056)
Increase (decrease) in accrued severance pay	35,908	(42,944)
Net cash used in operating activities	(1,290,105)	(985,092)
Cash flows from investing activities:
Proceeds from short-term deposits		125,959
Proceeds from exercise of warrants and options	2,502
Purchase of property, plant and equipment	(10,813)	(174,571)
Net cash used in investing activities	(8,311)	(48,612)
Cash flows from financing activities:
Proceeds from short-term bank credit line, net	1,990,655
Repayment of loan from related party	(213,495)	(192,720)
Net cash provided by (used in) financing activities	1,777,160	(192,720)
Increase (Decrease) in cash, cash equivalents and restricted deposit	478,744	(1,226,424)
Cash, cash equivalents and restricted deposit at the beginning of the year	2,335,232	2,083,186
Cash, cash equivalents and restricted deposits at the end of the period	2,813,976	856,762
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in the exchange for operating lease liabilities		68,967
Supplementary disclosure on cash flows:
Interest received	11,924	202,688
Interest paid	30,011	195
Cash and cash equivalents	2,769,901	817,610
Non-current restricted deposit	44,075	39,152
Cash, cash equivalents and restricted deposit	$ 2,813,976	$ 856,762